UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21274
                                                     ---------

               Columbia Management Multi-Strategy Hedge Fund, LLC
           -----------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Financial Center
                                Boston, MA 02111
           -----------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                            James R. Bordewick, Esq.
                    Banc of America Investment Advisors, Inc.
                              One Financial Center
                                Boston, MA 02111
           -----------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 617-772-3672
                                                            ------------

                        Date of fiscal year end: March 31
                                                 --------

                   Date of reporting period: December 31, 2006
                                             -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.


               Columbia Management Multi-Strategy Hedge Fund, LLC
                       Schedule of Investments (unaudited)
                                December 31, 2006

                                                                                                        % OF MEMBERS'
INVESTMENTS IN PORTFOLIO FUNDS                              COST (a)           FAIR VALUE (b)              CAPITAL
------------------------------                              --------           --------------              -------
DISTRESSED
Anchorage Capital Partners, L.P.                              3,600,000            3,963,173                2.39
D.B. Zwirn Special Opportunities Fund, L.P.                   4,300,000            4,898,799                2.96
Highland Crusader Fund, L.P.                                  3,034,955            4,680,388                2.83
King Street Capital, L.P.                                     3,698,161            5,663,572                3.42
Redwood Domestic Fund, L.P.                                   1,200,000            3,154,518                1.91
Silver Point Capital Fund, L.P.                               3,200,000            5,942,598                3.59
                                                       ------------------------------------------------------------------
TOTAL DISTRESSED                                             19,033,116           28,303,048               17.10
                                                       ------------------------------------------------------------------
EVENT DRIVEN
Davidson Kempner Partners, L.P.                               2,800,000            3,992,653                2.41
Elliott Associates, L.P.                                      2,600,000            4,294,240                2.59
Perry Partners, L.P.                                          3,903,854            5,907,559                3.57
Seneca Capital, L.P.                                          3,766,663            6,196,750                3.74
                                                       ------------------------------------------------------------------
TOTAL EVENT DRIVEN                                           13,070,517           20,391,202               12.31
                                                       ------------------------------------------------------------------
LONG AND/OR SHORT EQUITY
Adelphi Europe Partners, L.P.                                 4,432,366            5,244,849                3.17
Alson Signature Fund, L.P.                                    2,019,243            2,957,777                1.79
Black Bear Fund I, L.P.                                       1,500,000            2,757,535                1.67
Blue Harbour Strategic Value Partners, L.P.                   4,000,000            4,057,600                2.45
Cavalry Technology, L.P.                                      3,457,061            4,116,405                2.49
Copper Arch Fund, L.P.                                        1,689,584            2,399,769                1.45
Elm Ridge Capital Partners, L.P.                              5,250,000            6,095,033                3.69
Empire Capital Partners, L.P.                                 3,043,335            4,245,043                2.57
Galante Partners, L.P.                                        2,900,000            2,778,997                1.68
Greenlight Capital Qualified, L.P.                              700,000            1,651,638                1.00
Indus Japan Fund, L.P.                                        2,400,000            4,106,613                2.48
Kingsford Capital Partners, L.P.                              4,699,854            4,281,372                2.59
Narragansett I, L.P.                                             25,326               19,998                0.01
Roadway Partners, L.P.                                        2,235,239            3,122,614                1.89

               Columbia Management Multi-Strategy Hedge Fund, LLC
                       Schedule of Investments (unaudited)
                                December 31, 2006

                                                                                                        % OF MEMBERS'
INVESTMENTS IN PORTFOLIO FUNDS                              COST (a)           FAIR VALUE (b)              CAPITAL
------------------------------                              --------           --------------              -------
LONG AND/OR SHORT EQUITY (CONTINUED)
Scout Capital Partners II, L.P.                             $ 4,496,209        $   6,160,090                3.72
Spring Point Contra Partners, L.P.                            4,850,000            4,498,475                2.72
Thruway Partners, L.P.                                        1,761,995            2,696,684                1.63
Tremblant Partners, L.P.                                      3,743,615            5,176,289                3.13
Trian Partners, L.P.                                          3,400,000            3,607,203                2.18
                                                       ------------------------------------------------------------------
TOTAL LONG AND/OR SHORT EQUITY                               56,603,827           69,973,984               42.31
                                                       ------------------------------------------------------------------
MULTI-ARBITRAGE
Canyon Value Realization Fund, L.P.                           3,676,734            5,731,271                3.46
HBK Fund, L.P.                                                4,695,423            6,000,000                3.63
OZ Domestic Partners, L.P.                                    3,130,226            4,918,972                2.97
Parkcentral Global, L.P.                                      3,421,801            4,516,966                2.73
Stark Investments, L.P.                                       3,962,237            5,414,968                3.27
SuttonBrook Capital Partners, L.P.                            3,625,698            4,806,129                2.90
                                                       ------------------------------------------------------------------
TOTAL MULTI-ARBITRAGE                                        22,512,119           31,388,306               18.96
                                                       ------------------------------------------------------------------
STATISTICAL ARBITRAGE
Thales Fund, L.P.                                             3,891,166            5,015,973                3.03
                                                       ------------------------------------------------------------------
TOTAL STATISTICAL ARBITRAGE                                   3,891,166            5,015,973                3.03
                                                       ------------------------------------------------------------------

TOTAL INVESTMENT IN PORTFOLIO FUNDS                       $ 115,110,745        $ 155,072,513               93.71%
                                                       ==================================================================
Other assets, less liabilities                                                    10,415,798                6.29%
                                                                             --------------------------------------------

Members' Capital                                                               $ 165,488,311              100.00%
                                                                             ============================================

                                                                                 NUMBER OF              UNREALIZED
                                                         EXPIRATION DATE         CONTRACTS             APPRECIATION
                                                         ---------------         ---------             ------------
Futures Contracts - Short Position
    S&P 500 EMINI                                          March 2007               (28)                  15,540
    (Notional Value at 12/31/06 is $1,999,760)

                                                                                                        UNREALIZED
Options                                                  EXPIRATION DATE         FAIR VALUE            DEPRECIATION
                                                         ---------------         ----------            ------------
     S&P 500 Put                                           June 2007               141,680                (4,851)

               Columbia Management Multi-Strategy Hedge Fund, LLC
                 Schedule of Investments (unaudited) (continued)
                                December 31, 2006



The investments in Portfolio Funds shown above, representing 93.71% of Members' Capital, have been fair valued in accordance with procedures established by the Board of Directors.

The Fund's investments on December 31, 2006 are summarized below based on the investment strategy of each specific Portfolio Fund.

                                                               % OF TOTAL
                                                             INVESTMENTS IN
INVESTMENT STRATEGY                         FAIR VALUE       PORTFOLIO FUNDS
-------------------                     -----------------  -------------------
Long and/or Short Equity                  $  69,973,984           45.12%
Multi-Arbitrage                              31,388,306           20.24
Distressed                                   28,303,048           18.25
Event Driven                                 20,391,202           13.15
Statistical Arbitrage                         5,015,973            3.24
                                        -----------------  -------------------
TOTAL                                     $ 155,072,513          100.00%
                                        =================  ===================





(a) The aggregate cost of investments for tax purposes was approximately $130,106,907. Net unrealized appreciation on investments for tax purposes was $24,965,606, consisting of $25,113,889 of gross unrealized appreciation and $148,283 of gross unrealized depreciation.

(b) The investments are fair valued by Banc of America Investment Advisors, Inc. (the "Adviser") or Grosvenor Capital Management, L.P. (the "Subadviser") in accordance with policies and procedures that seek to ensure that the Fund is able to reliably determine the value of its investments in the Portfolio Funds. Investments in Portfolio Funds are generally valued at net asset value, which approximates fair value, as reported by the administrators or investment managers of the Portfolio Funds. Such values generally represent the Fund's proportionate share of the net assets of the Portfolio Funds. Accordingly, the value of investments in Portfolio Funds is generally increased by additional contributions to the Portfolio Funds and the Fund's share of net earnings from the Portfolio Funds and decreased by withdrawals and the Fund's share of net losses from the Portfolio Funds.

   The Portfolio Funds' administrators or investment managers generally value their investments at fair value. Listed investment securities are generally valued by an independent pricing source. Securities with no readily available market value are initially valued at cost, with subsequent adjustments to values, which reflect either the basis of meaningful third-party transactions in the private market, or fair value deemed appropriate by Portfolio Funds' management. In such instances, consideration is also given to the financial condition and operating results of the issuer, the amount that the Portfolio Funds can reasonably expect to realize upon sale of the securities and other factors deemed relevant.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officers, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Columbia Management Multi-Strategy Hedge Fund, LLC
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Daniel S. McNamara
                          ------------------------------------------------------
                           Daniel S. McNamara, President
                           (principal executive officer)

Date           February 27, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Daniel S. McNamara
                         -------------------------------------------------------
                           Daniel S. McNamara, President
                           (principal executive officer)

Date           February 27, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ David Hohmann
                         -------------------------------------------------------
                           David Hohmann, Treasurer and Senior Vice President (principal financial officer)

Date           February 27, 2007
    ----------------------------------------------------------------------------


 * Print the name and title of each signing officer under his or her signature.